Bank overdrafts and short-term borrowings	12 Months Ended
Dec. 31, 2019
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Bank overdrafts and short-term borrowings
26	Bank overdrafts and short-term borrowings
Bank overdrafts and short-term borrowings as at December 31, 2019 and 2018 are analysed as follows:

	31/12/19	31/12/18

Bank overdrafts	1,974	1,762
Borrowings secured over trade receivables	21,029	29,992
Borrowings unsecured	1,167	3,394

Total	24,170	35,148

As at December 31, 2019 and 2018 bank overdrafts and short-term borrowings denominated in foreign currencies amount to 253 and 254, respectively.
The weighted average interest rates on the bank overdrafts and short-term borrowings for the years ended December 31, 2019 and 2018 are as follows:

	2019	2018
Bank overdrafts	4.13%	4.35%
Borrowings	2.55%	2.69%
As at December 31, 2019, the unused portion of credit facilities available to the Group, for which no commitment fees are due, amount to 24,251. Such unused portion is related to a non-recourse
factoring agreement for export-related trade receivables (18,080), borrowings to be secured with trade receivables (3,577) and bank overdrafts (2,594).